Income Taxes - Schedule of Reconciliation of the Statutory Effective Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Primary tax rate of the Company	21.00%	24.00%
Effective income tax rate reconciliation, reduced in applicable tax rate	25.17%	29.12%